Real Estate Facilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Activity in Real Estate Facilities
The following summarizes the activity in real estate facilities during the nine months ended September 30, 2023:

Balance at December 31, 2022	$1,887,205,645
Impact of foreign exchange rate changes	(458,653)
Improvements and additions	8,237,964
Acquisitions	23,696,536

Balance at September 30, 2023	$1,918,681,492

Accumulated depreciation
Balance at December 31, 2022	$(202,682,688)
Depreciation expense	(39,331,373)
Impact of foreign exchange rate changes	97,602

Balance at September 30, 2023	$(241,916,459)

The following summarizes the activity in real estate facilities during the years ended December 31, 2022 and 2021:

Real estate facilities
Balance at December 31, 2020	$1,210,102,582
Facilities acquired through merger with SST IV	324,344,636
Facility acquisitions	47,162,974
Impact of foreign exchange rate changes	(138,457)
Improvements and additions (1)	12,151,893
Acquisitions, additions and other (2)	15,689,143
Disposition due to deconsolidation (2)	(15,689,143)

Balance at December 31, 2021	1,593,623,628
Facilities acquired through merger with SSGT II	228,359,718
Other facility acquisitions (3)	69,981,850
Impact of foreign exchange rate changes	(12,984,154)
Improvements and additions (4)	8,224,603

Balance at December 31, 2022	$1,887,205,645

Accumulated depreciation
Balance at December 31, 2020	$(115,903,045)
Depreciation expense	(40,158,233)
Disposition due to deconsolidation (2)	62,466
Impact of foreign exchange rate changes	71,937

Balance at December 31, 2021	(155,926,875)
Depreciation expense	(48,400,073)
Impact of foreign exchange rate changes	1,644,260

Balance at December 31, 2022	$(202,682,688)

(1)
Included herein is an addition to our Riverview, Florida property of approximately $2.3 million, which added approximately 25,400 net rentable square feet and approximately 150 additional units, and opened in June of 2021. The remainder consists primarily of solar panel installations, LED lighting conversions, and other general capital improvements.

(2)
Such activity primarily represents the acquisition of a property completed by SST VI OP, which as of the acquisition date was consolidated within our consolidated financial statements. On May 1, 2021, we deconsolidated SST VI OP as we were no longer the primary beneficiary, which resulted in the removal of such facility from our consolidated balance sheet. Our investment in SST VI OP is now included within “Investments in and advances to managed REITs” within our consolidated balance sheet.

(3)	Such amount includes four individual property acquisitions completed during the year ended December 31, 2022.
(4)	Included herein consists of approximately $1.0 million of solar panel installations, the remainder being comprised of other general capital improvements.

Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SST IV Merger:

Assets Acquired:
Land	$54,385,560
Buildings	257,618,228
Site improvements	12,340,848
Construction in progress	1,467,090
Intangible assets	20,052,449
Investments in real estate joint ventures	17,495,254
Cash and cash equivalents, and restricted cash	7,763,490
Other assets	4,145,394

Total assets acquired	$375,268,313
Liabilities assumed:
Debt (1)	$81,165,978
Accounts payable and other liabilities	8,074,162

Total liabilities assumed	$89,240,140

Total net assets acquired	$286,028,173

(1)
Debt assumed includes approximately $40.5 million of debt on the KeyBank SST IV CMBS Loan, a $0.1 million fair market value discount on such debt, and the approximately $40.8 million SST IV TCF Loan. See Note 5 – Debt for additional information.

Summary of Purchase Price Allocation for Acquisitions
The following table summarizes the purchase price allocation for the real estate related assets acquired during the nine months ended September 30, 2023:

Acquisition	Acquisition Date	Real Estate Assets	Intangibles	Total (2)	2023 Revenue (3)	2023 Net Operating Income (3)(4)
San Gabriel Property (1)	7/13/2023	$23,696,536	$—	$23,696,536	$—	$—

		$23,696,536	$—	$23,696,536	$—	$—

(1)	This property commenced formal operations in October of 2023.
(2)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(3)	The operating results of the self storage property acquired have been included in our consolidated statements of operations since its acquisition date.
(4)	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.

The following table summarizes our purchase price allocation for the real estate related assets acquired during the year ended December 31, 2022:

Acquisition	Acquisition Date	Real Estate Assets	Intangibles		Total (1)	2022 Revenue (2)	2022 Net Operating Income (2)(3)
Algonquin, IL	2/8/2022	$18,156,701	$849,414		$19,006,115	$1,256,278	$759,563
Sacramento II, CA	5/10/2022	24,625,559	754,564		25,380,123	906,035	483,837
St Johns, FL	5/17/2022	15,531,636	773,279		16,304,915	681,421	485,119
SSGT II (4)	6/1/2022	228,359,718	7,732,962	(5)	236,092,680	8,788,369	6,183,805
Aurora IV, CO	6/28/2022	11,667,954	343,779		12,011,733	421,840	242,475

		$298,341,568	$10,453,998		$308,795,566	$12,053,943	$8,154,799

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(2)
The operating results of the self storage properties acquired during the year ended December 31, 2022 have been included in our consolidated statements of operations since their respective acquisition dates.

(3)	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.
(4)
This acquisition consisted of ten properties, three in Florida, one in Wisconsin, two in Washington, one in Texas, one in California, one in Arizona, and one in Nevada. Other assets and liabilities were also acquired in this acquisition, which are not described immediately above; refer to the disclosure within this footnote to the financial statements further above for additional information.

(5)
This represents the value of the in place lease intangible assets acquired in the SSGT II Merger, and excludes the approximately $8.0 million of value assigned to a purchase and sale agreement contract intangible asset acquired in the SSGT II Merger related to a property in San Gabriel, California.

Strategic Storage Trust IV, Inc.
Summary of Reconciles Total Consideration Transferred
The following table reconciles the total consideration transferred in the SST IV Merger:

Fair Value of Consideration Transferred:
Common stock issued	$231,412,470
Cash (1)	54,250,000
Other	365,703

Total Consideration Transferred	$286,028,173

(1)
The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.

SSGT II Merger Agreement
Summary of Reconciles Total Consideration Transferred
The following table reconciles the total consideration transferred in the SSGT II Merger:

Fair value of consideration:
Common stock issued	$168,791,577
Cash (1)	76,300,006
Preexisting investments in and advances to SSGT II (2)	16,066,930

Total consideration	$261,158,513

(1)
The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.

(2)	Upon our acquisition of SSGT II, we recorded a gain of approximately $16.1 million to record the then fair market value of our special limited partnership interest in SSGT II operating partnership.

The following table reconciles the total consideration transferred in the SSGT II Merger:

Fair value of consideration:
Common stock issued	$168,791,577
Cash (1)	76,300,006
Preexisting investments in and advances to SSGTII (2)	16,066,930

Total consideration	$261,158,513

(1)
The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.

(2)	Upon our acquisition of SSGT II, we recorded a gain of approximately $16.1 million to record the then fair market value of our special limited partnership interest in SSGT II operating partnership.

Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SSGT II Merger:

Assets Acquired:
Land	$21,111,616
Buildings	201,026,974
Site improvements	6,221,128
Construction in process	252,925
Intangible assets (1)	15,688,002
Investments in real estate joint ventures	7,394,539
Cash and cash equivalents, and restricted cash	10,759,283
Other assets	847,359

Total assets acquired	$263,301,826
Liabilities assumed:
Total liabilities assumed (2)	$2,143,313

Total net assets acquired	$261,158,513

(1)
Approximately $8.0 million of the intangible assets acquired related to the intrinsic value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger and acquired on July 13, 2023. The remainder of the intangible asset relates to value ascribed to the in-place
leases on the properties acquired.

(2)	Liabilities assumed represents accounts payable and other liabilities.

The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SSGT II Merger:

Assets Acquired:
Land	$21,111,616
Buildings	201,026,974
Site improvements	6,221,128
Construction in process	252,925
Intangible assets (1)	15,688,002
Investments in real estate joint ventures	7,394,539
Cash and cash equivalents, and restricted cash	10,759,283
Other assets	847,359

Total assets acquired	$263,301,826
Liabilities assumed:
Total liabilities assumed (2)	$2,143,313

Total net assets acquired	$261,158,513

(1)
Approximately $8.0 million of the intangible assets acquired relates to the value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger. The remainder of the intangible asset relates to value ascribed to the in-place
leases on the properties acquired.

(2)	Liabilities assumed represents accounts payable and other liabilities.